REVENUE (Tables)	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Schedule of revenue by source consisted
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Revenue by products and services:
Products	$1,533,377	$–	$1,533,377	$–
Services	1,967,593	–	1,967,593	–
Total revenue	$3,500,970	$–	$3,500,970	$–

Schedule of revenue by geographic destination

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Revenue by geography:
North America	$120,336	$–	$120,336	$–
International	3,380,634	–	3,380,634	–
Total revenue	$3,500,970	$–	$3,500,970	$–

Schedule of contract liabilities related to contracts with customers

Total
Balance at December 31, 2020	$–
Additions through advance billings to or payments from vendors	–
Additions through business acquisition	4,139,193
Revenue recognized from current period advance billings to or payments from vendors	–
Revenue recognized from amounts acquired through business acquisition	1,439,505
Balance at September 30, 2021	$2,699,688